UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number 811-5897
RIVERSOURCE MARKET ADVANTAGE SERIES, INC.

(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center, Minneapolis, Minnesota	55474

(Address of principal executive offices)	(Zip code)
Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474

(Name and address of agent for service)
Registrant’s telephone number, including area code: (612) 671-1947
Date of fiscal year end: 1/31
Date of reporting period: 10/31

Investments in Affiliated Funds
RiverSource Portfolio Builder Conservative Fund
Oct. 31, 2009 (Unaudited)
(Percentages represent value of investments compared to net assets)
Equity Funds (21.7%)

	Shares		Value(a)
Dividend Income (0.9%)
RiverSource Dividend Opportunity Fund	352,525		$2,256,157

International (6.4%)
RiverSource Disciplined International Equity Fund	201,538		1,414,796
RiverSource Partners International Select Growth Fund	790,671		4,633,335
RiverSource Partners International Select Value Fund	759,130	(b)	4,425,729
RiverSource Partners International Small Cap Fund	146,511	(b)	758,927
Seligman Global Technology Fund	30,640	(b)	506,171
Threadneedle Global Equity Fund	136,458		840,580
Threadneedle International Opportunity Fund	363,321		2,823,003

Total			15,402,541

Real Estate (1.4%)
RiverSource Real Estate Fund	423,354		3,289,460

U.S. Large Cap (9.7%)
RiverSource Disciplined Equity Fund	913,959		4,076,258
RiverSource Disciplined Large Cap Growth Fund	467,193		3,457,230
RiverSource Diversified Equity Income Fund	554,411		4,523,994
RiverSource Partners Fundamental Value Fund	820,219		3,502,334
RiverSource Recovery and Infrastructure Fund	121,649	(b)	1,852,710
Seligman Communications & Information Fund	21,341	(b)	781,928
Seligman Growth Fund	1,229,945	(b)	4,735,288
Seligman Large Cap Value Fund	42,038	(b)	505,294

Total			23,435,036

U.S. Mid Cap (2.5%)
RiverSource Equity Value Fund	40,960		353,487
RiverSource Mid Cap Growth Fund	184,386	(b)	1,650,255
RiverSource Mid Cap Value Fund	155,222		935,987
RiverSource Partners Aggressive Growth Fund	256,032	(b)	1,756,380
RiverSource Partners Select Value Fund	334,958		1,256,091

Total			5,952,200

U.S. Small Cap (0.8%)
RiverSource Partners Small Cap Growth Fund	289,206	(b)	861,835
RiverSource Partners Small Cap Value Fund	224,515	(b)	947,453

Total			1,809,288

Total Equity Funds (Cost: $52,244,129)			$52,144,682

Fixed Income Funds (73.2%)

	Shares	Value(a)
Global Bond (5.5%)
RiverSource Global Bond Fund	1,842,412	$13,099,548

	Shares		Value(a)
Inflation Protected Securities (7.9%)
RiverSource Inflation Protected Securities Fund	1,879,634		18,927,913

Investment Grade (59.8%)
RiverSource Diversified Bond Fund	11,683,623		56,431,900
RiverSource Limited Duration Bond Fund	5,645,663	(c)	54,650,017
RiverSource Short Duration U.S. Government Fund	6,934,031		32,728,625

Total			143,810,542

Total Fixed Income Funds (Cost: $171,729,198)			$175,838,003

Cash Equivalents (5.0%)

	Shares	Value(a)
Money Market
RiverSource Cash Management Fund	11,987,896	$11,987,896

Total Cash Equivalents (Cost: $11,987,896)		$11,987,896

Total Investments in Affiliated Funds (Cost: $235,961,223)(d)		$239,970,581

Notes to Investments in Affiliated Funds
(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated July 31, 2009.

(b)	Non-income producing.

(c)	The fund does not invest in underlying funds for the purpose of exercising management or control. At Oct. 31, 2009, the fund held the following positions, which exceed 5% of the underlying fund’s shares outstanding:

Underlying fund	Percent of shares held

RiverSource Limited Duration Bond Fund	14.00%
(d)	At Oct. 31, 2009, the cost of securities for federal income tax purposes was approximately $235,961,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$6,445,000
Unrealized depreciation	(2,435,000)

Net unrealized appreciation	$4,010,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Oct. 31, 2009:

Fair value at Oct. 31, 2009
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Investments in Affiliated Funds	$239,970,581	$—	$—	$239,970,581

Investments in Affiliated Funds
RiverSource Portfolio Builder Moderate Conservative Fund
Oct. 31, 2009 (Unaudited)
(Percentages represent value of investments compared to net assets)
Equity Funds (36.0%)

	Shares		Value(a)
Dividend Income (1.6%)
RiverSource Dividend Opportunity Fund	1,014,661		$6,493,829

International (11.0%)
RiverSource Disciplined International Equity Fund	521,161		3,658,549
RiverSource Partners International Select Growth Fund	2,036,953		11,936,547
RiverSource Partners International Select Value Fund	1,959,661	(b)	11,424,826
RiverSource Partners International Small Cap Fund	382,205	(b)	1,979,823
Seligman Global Technology Fund	89,355	(b)	1,476,146
Threadneedle Emerging Markets Fund	554,133	(b)	4,455,230
Threadneedle Global Equity Fund	390,184		2,403,532
Threadneedle International Opportunity Fund	934,424		7,260,475

Total			44,595,128

Real Estate (1.4%)
RiverSource Real Estate Fund	722,748		5,615,750

U.S. Large Cap (16.5%)
RiverSource Disciplined Equity Fund	2,623,283		11,699,842
RiverSource Disciplined Large Cap Growth Fund	1,354,487		10,023,200
RiverSource Diversified Equity Income Fund	1,595,286		13,017,538
RiverSource Partners Fundamental Value Fund	2,370,926		10,123,854
RiverSource Recovery and Infrastructure Fund	348,763	(b)	5,311,665
Seligman Communications & Information Fund	61,211	(b)	2,242,754
Seligman Growth Fund	3,542,490	(b)	13,638,587
Seligman Large Cap Value Fund	119,163	(b)	1,432,338

Total			67,489,778

U.S. Mid Cap (4.2%)
RiverSource Equity Value Fund	120,463		1,039,598
RiverSource Mid Cap Growth Fund	532,884	(b)	4,769,310
RiverSource Mid Cap Value Fund	445,493		2,686,321
RiverSource Partners Aggressive Growth Fund	734,900	(b)	5,041,411
RiverSource Partners Select Value Fund	976,614		3,662,302

Total			17,198,942

U.S. Small Cap (1.3%)
RiverSource Partners Small Cap Growth Fund	821,409	(b)	2,447,798
RiverSource Partners Small Cap Value Fund	647,334	(b)	2,731,750

Total			5,179,548

Total Equity Funds (Cost: $159,876,878)			$146,572,975

Fixed Income Funds (64.0%)

	Shares	Value(a)
Floating Rate (1.3%)
RiverSource Floating Rate Fund	630,448	$5,226,412

	Shares		Value(a)
Global Bond (5.7%)
RiverSource Global Bond Fund	3,280,336		23,323,191

High Yield (3.2%)
RiverSource Income Opportunities Fund	1,408,966		13,159,747

Inflation Protected Securities (6.4%)
RiverSource Inflation Protected Securities Fund	2,606,687		26,249,337

Investment Grade (47.4%)
RiverSource Diversified Bond Fund	24,772,407		119,650,725
RiverSource Limited Duration Bond Fund	4,854,884	(c)	46,995,274
RiverSource Short Duration U.S. Government Fund	5,477,178		25,852,278

Total			192,498,277

Total Fixed Income Funds (Cost: $253,051,614)			$260,456,964

Cash Equivalents (—%)

	Shares	Value(a)
Money Market
RiverSource Cash Management Fund	26	$26

Total Cash Equivalents (Cost: $26)		$26

Total Investments in Affiliated Funds (Cost: $412,928,518)(d)		$407,029,965

Notes to Investments in Affiliated Funds
(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated July 31, 2009.

(b)	Non-income producing.

(c)	The fund does not invest in underlying funds for the purpose of exercising management or control. At Oct. 31, 2009, the fund held the following positions, which exceed 5% of the underlying fund’s shares outstanding:

Underlying fund	Percent of shares held

RiverSource Limited Duration Bond Fund	12.07%
(d)	At Oct. 31, 2009, the cost of securities for federal income tax purposes was approximately $412,929,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$12,802,000
Unrealized depreciation	(18,701,000)

Net unrealized depreciation	$(5,899,000)

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Oct. 31, 2009:

Fair value at Oct. 31, 2009
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Investments in Affiliated Funds	$407,029,965	$—	$—	$407,029,965

Investments in Affiliated Funds
RiverSource Portfolio Builder Moderate Fund
Oct. 31, 2009 (Unaudited)
(Percentages represent value of investments compared to net assets)
Equity Funds (52.3%)

	Shares		Value(a)
Dividend Income (2.3%)
RiverSource Dividend Opportunity Fund	4,040,823		$25,861,266

International (16.1%)
RiverSource Disciplined International Equity Fund	2,093,018		14,692,986
RiverSource Partners International Select Growth Fund	8,137,912	(c)	47,688,166
RiverSource Partners International Select Value Fund	7,813,250	(b)	45,551,246
RiverSource Partners International Small Cap Fund	1,536,337	(b,c)	7,958,225
Seligman Global Technology Fund	359,613	(b)	5,940,804
Threadneedle Emerging Markets Fund	2,188,560	(b)	17,596,025
Threadneedle Global Equity Fund	1,548,120		9,536,420
Threadneedle International Opportunity Fund	3,735,766	(c)	29,026,899

Total			177,990,771

Real Estate (1.4%)
RiverSource Real Estate Fund	1,976,273	(c)	15,355,642

U.S. Large Cap (24.4%)
RiverSource Disciplined Equity Fund	10,464,580		46,672,029
RiverSource Disciplined Large Cap Growth Fund	5,403,747	(c)	39,987,729
RiverSource Diversified Equity Income Fund	6,370,361		51,982,142
RiverSource Partners Fundamental Value Fund	9,470,753	(c)	40,440,113
RiverSource Recovery and Infrastructure Fund	1,395,487	(b,c)	21,253,267
Seligman Communications & Information Fund	242,984	(b)	8,902,946
Seligman Growth Fund	14,122,193	(b)	54,370,442
Seligman Large Cap Value Fund	476,172	(b)	5,723,591

Total			269,332,259

U.S. Mid Cap (6.2%)
RiverSource Equity Value Fund	481,430		4,154,744
RiverSource Mid Cap Growth Fund	2,121,592	(b)	18,988,248
RiverSource Mid Cap Value Fund	1,782,493		10,748,431
RiverSource Partners Aggressive Growth Fund	2,930,228	(b,c)	20,101,366
RiverSource Partners Select Value Fund	3,890,153	(c)	14,588,073

Total			68,580,862

U.S. Small Cap (1.9%)
RiverSource Partners Small Cap Growth Fund	3,282,078	(b,c)	9,780,592
RiverSource Partners Small Cap Value Fund	2,565,978	(b)	10,828,425

Total			20,609,017

Total Equity Funds (Cost: $660,491,500)			$577,729,817

Fixed Income Funds (47.6%)

	Shares	Value(a)
Floating Rate (1.0%)
RiverSource Floating Rate Fund	1,286,659	$10,666,400

	Shares		Value(a)
Global Bond (4.7%)
RiverSource Global Bond Fund	7,364,409	(c)	52,360,948

High Yield (7.2%)
RiverSource Income Opportunities Fund	8,509,282	(c)	79,476,697

Inflation Protected Securities (4.8%)
RiverSource Inflation Protected Securities Fund	5,253,797	(c)	52,905,738

Investment Grade (29.9%)
RiverSource Diversified Bond Fund	65,198,605	(c)	314,909,261
RiverSource Limited Duration Bond Fund	1,633,006		15,807,493

Total			330,716,754

Total Fixed Income Funds (Cost: $502,622,350)			$526,126,537

Cash Equivalents (—%)

	Shares	Value(a)
Money Market
RiverSource Cash Management Fund	213	$213

Total Cash Equivalents (Cost: $213)		$213

Total Investments in Affiliated Funds (Cost: $1,163,114,063)(d)		$1,103,856,567

Notes to Investments in Affiliated Funds
(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated July 31, 2009.

(b)	Non-income producing.

(c)	The fund does not invest in underlying funds for the purpose of exercising management or control. At Oct. 31, 2009, the fund held the following positions, which exceed 5% of the underlying fund’s shares outstanding:

Underlying fund	Percent of shares held

RiverSource Partners International Small Cap Fund	12.72%
RiverSource Partners International Select Growth Fund	11.56
RiverSource Income Opportunities Fund	10.83
RiverSource Real Estate Fund	10.45
RiverSource Global Bond Fund	10.08
RiverSource Partners Small Cap Growth Fund	9.71
RiverSource Inflation Protected Securities Fund	8.21
RiverSource Diversified Bond Fund	7.56
Threadneedle International Opportunity Fund	7.13
RiverSource Partners Fundamental Value Fund	6.99
RiverSource Recovery and Infrastructure Fund	6.35
RiverSource Partners Aggressive Growth Fund	6.20
RiverSource Disciplined Large Cap Growth Fund	5.68
RiverSource Partners Select Value Fund	5.09

(d)	At Oct. 31, 2009, the cost of securities for federal income tax purposes was approximately $1,163,114,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$41,659,000
Unrealized depreciation	(100,916,000)

Net unrealized depreciation	$(59,257,000)

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Oct. 31, 2009:

Fair value at Oct. 31, 2009
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Investments in Affiliated Funds	$1,103,856,567	$—	$—	$1,103,856,567

Investments in Affiliated Funds
RiverSource Portfolio Builder Moderate Aggressive Fund
Oct. 31, 2009 (Unaudited)
(Percentages represent value of investments compared to net assets)
Equity Funds (68.0%)

	Shares		Value(a)
Dividend Income (3.1%)
RiverSource Dividend Opportunity Fund	4,831,304		$30,920,343

International (21.0%)
RiverSource Disciplined International Equity Fund	2,511,295		17,629,294
RiverSource Partners International Select Growth Fund	9,741,116	(c)	57,082,939
RiverSource Partners International Select Value Fund	9,341,870	(b,c)	54,463,103
RiverSource Partners International Small Cap Fund	1,835,530	(b,c)	9,508,046
Seligman Global Technology Fund	432,901	(b)	7,151,530
Threadneedle Emerging Markets Fund	2,622,646	(b)	21,086,074
Threadneedle Global Equity Fund	1,860,142		11,458,475
Threadneedle International Opportunity Fund	4,482,678	(c)	34,830,412

Total			213,209,873

Real Estate (1.4%)
RiverSource LaSalle Monthly Dividend Real Estate Fund	467,836	(c)	1,473,682
RiverSource Real Estate Fund	1,631,115	(c)	12,673,766

Total			14,147,448

U.S. Large Cap (32.0%)
RiverSource Disciplined Equity Fund	12,542,450		55,939,328
RiverSource Disciplined Large Cap Growth Fund	6,482,078	(c)	47,967,374
RiverSource Diversified Equity Income Fund	7,627,982		62,244,337
RiverSource Partners Fundamental Value Fund	11,308,996	(c)	48,289,415
RiverSource Recovery and Infrastructure Fund	1,667,935	(b,c)	25,402,657
Seligman Capital Fund	45,674	(b)	860,489
Seligman Communications & Information Fund	296,112	(b)	10,849,538
Seligman Growth Fund	16,910,562	(b)	65,105,662
Seligman Large Cap Value Fund	573,641	(b)	6,895,159

Total			323,553,959

U.S. Mid Cap (8.0%)
RiverSource Equity Value Fund	573,996		4,953,584
RiverSource Mid Cap Growth Fund	2,495,719	(b)	22,336,685
RiverSource Mid Cap Value Fund	2,120,912		12,789,099
RiverSource Partners Aggressive Growth Fund	3,440,856	(b,c)	23,604,270
RiverSource Partners Select Value Fund	4,646,203	(c)	17,423,260

Total			81,106,898

U.S. Small Cap (2.5%)
RiverSource Partners Small Cap Growth Fund	3,959,147	(b,c)	11,798,257
RiverSource Partners Small Cap Value Fund	3,084,918	(b)	13,018,355

Total			24,816,612

Total Equity Funds (Cost: $823,980,760)			$687,755,133

Fixed Income Funds (32.1%)

	Shares		Value(a)
Floating Rate (1.0%)
RiverSource Floating Rate Fund	1,182,547		$9,803,314

Global Bond (4.5%)
RiverSource Global Bond Fund	6,361,618	(c)	45,231,100

High Yield (5.2%)
RiverSource Income Opportunities Fund	5,603,722	(c)	52,338,761

Inflation Protected Securities (3.2%)
RiverSource Inflation Protected Securities Fund	3,231,962	(c)	32,545,860

Investment Grade (18.2%)
RiverSource Diversified Bond Fund	36,835,866		177,917,234
RiverSource Limited Duration Bond Fund	674,139		6,525,662

Total			184,442,896

Total Fixed Income Funds (Cost: $313,996,294)			$324,361,931

Cash Equivalents (—%)

	Shares	Value(a)
Money Market
RiverSource Cash Management Fund	25	$25

Total Cash Equivalents (Cost: $25)		$25

Total Investments in Affiliated Funds (Cost: $1,137,977,079)(d)		$1,012,117,089

Notes to Investments in Affiliated Funds

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated July 31, 2009.

(b)	Non-income producing.

(c)	The fund does not invest in underlying funds for the purpose of exercising management or control. At Oct. 31, 2009, the fund held the following positions, which exceed 5% of the underlying fund’s shares outstanding:

Underlying fund	Percent of shares held

RiverSource Partners International Small Cap Fund	15.22%
RiverSource Partners International Select Growth Fund	13.85
RiverSource Partners Small Cap Growth Fund	11.73
RiverSource Global Bond Fund	8.72
RiverSource Real Estate Fund	8.64
Threadneedle International Opportunity Fund	8.56
RiverSource Partners Fundamental Value Fund	8.35
RiverSource Recovery and Infrastructure Fund	7.60
RiverSource Partners Aggressive Growth Fund	7.29
RiverSource Income Opportunities Fund	7.14
RiverSource Disciplined Large Cap Growth Fund	6.82
RiverSource LaSalle Monthly Dividend Real Estate Fund	6.24
RiverSource Partners Select Value Fund	6.08

Underlying fund	Percent of shares held

RiverSource Partners International Select Value Fund	5.37
RiverSource Inflation Protected Securities Fund	5.05
(d)	At Oct. 31, 2009, the cost of securities for federal income tax purposes was approximately $1,137,977,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$30,890,000
Unrealized depreciation	(156,750,000)

Net unrealized depreciation	$(125,860,000)

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Oct. 31, 2009:

Fair value at Oct. 31, 2009
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Investments in Affiliated Funds	$1,012,117,089	$—	$—	$1,012,117,089

Investments in Affiliated Funds
RiverSource Portfolio Builder Aggressive Fund
Oct. 31, 2009 (Unaudited)
(Percentages represent value of investments compared to net assets)
Equity Funds (83.5%)

	Shares		Value(a)
Dividend Income (3.8%)
RiverSource Dividend Opportunity Fund	2,921,171		$18,695,494

International (25.5%)
RiverSource Disciplined International Equity Fund	1,514,537		10,632,050
RiverSource Partners International Select Growth Fund	5,886,249	(c)	34,493,418
RiverSource Partners International Select Value Fund	5,658,006	(b)	32,986,173
RiverSource Partners International Small Cap Fund	1,087,082	(b,c)	5,631,085
Seligman Global Technology Fund	260,769	(b)	4,307,904
Threadneedle Emerging Markets Fund	1,584,892	(b)	12,742,530
Threadneedle Global Equity Fund	727,095		4,478,904
Threadneedle International Opportunity Fund	2,716,421	(c)	21,106,592

Total			126,378,656

Real Estate (1.9%)
RiverSource LaSalle Global Real Estate Fund	695,156	(b,c)	2,314,870
RiverSource Real Estate Fund	904,272		7,026,191

Total			9,341,061

U.S. Large Cap (40.1%)
RiverSource Disciplined Equity Fund	7,598,224		33,888,078
RiverSource Disciplined Large Cap Growth Fund	3,921,627		29,020,039
RiverSource Diversified Equity Income Fund	4,619,681		37,696,595
RiverSource Partners Fundamental Value Fund	6,864,993	(c)	29,313,520
RiverSource Recovery and Infrastructure Fund	1,004,436	(b)	15,297,561
Seligman Capital Fund	214,756	(b)	4,046,001
Seligman Communications & Information Fund	177,821	(b)	6,515,369
Seligman Growth Fund	10,239,785	(b)	39,423,172
Seligman Large Cap Value Fund	336,132	(b)	4,040,309

Total			199,240,644

U.S. Mid Cap (9.2%)
RiverSource Equity Value Fund	347,653		3,000,249
RiverSource Mid Cap Growth Fund	1,307,930	(b)	11,705,977
RiverSource Mid Cap Value Fund	1,291,006		7,784,768
RiverSource Partners Aggressive Growth Fund	1,821,483	(b)	12,495,375
RiverSource Partners Select Value Fund	2,820,947		10,578,550

Total			45,564,919

U.S. Small Cap (3.0%)
RiverSource Partners Small Cap Growth Fund	2,383,981	(b,c)	7,104,263
RiverSource Partners Small Cap Value Fund	1,518,511	(b)	6,408,117
Seligman Smaller-Cap Value Fund	118,471	(b)	1,405,064

Total			14,917,444

Total Equity Funds (Cost: $500,530,686)			$414,138,218

Fixed Income Funds (16.5%)

	Shares	Value(a)
Floating Rate (0.6%)
RiverSource Floating Rate Fund	349,745	$2,899,385

Global Bond (2.5%)
RiverSource Global Bond Fund	1,721,095	12,236,987

High Yield (3.3%)
RiverSource Income Opportunities Fund	1,769,924	16,531,090

Inflation Protected Securities (1.7%)
RiverSource Inflation Protected Securities Fund	819,642	8,253,798

Investment Grade (8.4%)
RiverSource Diversified Bond Fund	8,463,326	40,877,867
RiverSource Limited Duration Bond Fund	129,373	1,252,330

Total		42,130,197

Total Fixed Income Funds (Cost: $77,690,515)		$82,051,457

Cash Equivalents (—%)

	Shares	Value(a)
Money Market
RiverSource Cash Management Fund	134	$134

Total Cash Equivalents (Cost: $134)		$134

Total Investments in Affiliated Funds (Cost: $578,221,335)(d)		$496,189,809

Notes to Investments in Affiliated Funds

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated July 31, 2009.

(b)	Non-income producing.

(c)	The fund does not invest in underlying funds for the purpose of exercising management or control. At Oct. 31, 2009, the fund held the following positions, which exceed 5% of the underlying fund’s shares outstanding:

Underlying fund	Percent of shares held

RiverSource LaSalle Global Real Estate Fund	16.92%
RiverSource Partners International Small Cap Fund	9.01
RiverSource Partners International Select Growth Fund	8.37
RiverSource Partners Small Cap Growth Fund	7.06
Threadneedle International Opportunity Fund	5.19
RiverSource Partners Fundamental Value Fund	5.07
(d)	At Oct. 31, 2009, the cost of securities for federal income tax purposes was approximately $578,221,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$14,857,000
Unrealized depreciation	(96,888,000)

Net unrealized depreciation	$(82,031,000)

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Oct. 31, 2009:

Fair value at Oct. 31, 2009
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Investments in Affiliated Funds	$496,189,809	$—	$—	$496,189,809

Investments in Affiliated Funds
RiverSource Portfolio Builder Total Equity Fund
Oct. 31, 2009 (Unaudited)
(Percentages represent value of investments compared to net assets)
Equity Funds (100.0%)

	Shares		Value(a)
Dividend Income (4.5%)
RiverSource Dividend Opportunity Fund	3,012,543		$19,280,272

International (30.4%)
RiverSource Disciplined International Equity Fund	1,561,247		10,959,953
RiverSource Partners International Select Growth Fund	6,057,400	(c)	35,496,361
RiverSource Partners International Select Value Fund	5,824,139	(b)	33,954,732
RiverSource Partners International Small Cap Fund	1,090,079	(b,c)	5,646,610
Seligman Global Technology Fund	268,284	(b)	4,432,057
Threadneedle Emerging Markets Fund	1,623,832	(b)	13,055,611
Threadneedle Global Equity Fund	626,892		3,861,655
Threadneedle International Opportunity Fund	2,792,759	(c)	21,699,738

Total			129,106,717

Real Estate (2.2%)
RiverSource LaSalle Global Real Estate Fund	927,688	(b,c)	3,089,202
RiverSource Real Estate Fund	780,796		6,066,783

Total			9,155,985

U.S. Large Cap (48.8%)
RiverSource Disciplined Equity Fund	7,816,252		34,860,482
RiverSource Disciplined Large Cap Growth Fund	4,027,929		29,806,678
RiverSource Diversified Equity Income Fund	4,742,851		38,701,661
RiverSource Partners Fundamental Value Fund	7,067,227	(c)	30,177,058
RiverSource Recovery and Infrastructure Fund	1,042,889	(b)	15,883,203
Seligman Capital Fund	320,687	(b)	6,041,741
Seligman Communications & Information Fund	181,903	(b)	6,664,943
Seligman Growth Fund	10,525,440	(b)	40,522,944
Seligman Large Cap Value Fund	346,115	(b)	4,160,301

Total			206,819,011

U.S. Mid Cap (10.6%)
RiverSource Equity Value Fund	360,506		3,111,169
RiverSource Mid Cap Growth Fund	1,238,641	(b)	11,085,840
RiverSource Mid Cap Value Fund	1,324,940		7,989,390
RiverSource Partners Aggressive Growth Fund	1,736,935	(b)	11,915,371
RiverSource Partners Select Value Fund	2,895,604		10,858,517

Total			44,960,287

U.S. Small Cap (3.5%)
RiverSource Partners Small Cap Growth Fund	2,114,885	(b,c)	6,302,357
RiverSource Partners Small Cap Value Fund	872,652	(b)	3,682,593
Seligman Frontier Fund	114,228	(b)	$994,925
Seligman Smaller-Cap Value Fund	352,676	(b)	4,182,736

Total			15,162,611

Total Equity Funds (Cost: $516,601,431)			$424,484,883

Cash Equivalents (—%)

	Shares	Value(a)
Money Market
RiverSource Cash Management Fund	28	$28

Total Cash Equivalents (Cost: $28)		$28

Total Investments in Affiliated Funds (Cost: $516,601,459)(d)		$424,484,911

Notes to Investments in Affiliated Funds

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated July 31, 2009.

(b)	Non-income producing.

(c)	The fund does not invest in underlying funds for the purpose of exercising management or control. At Oct. 31, 2009, the fund held the following positions, which exceed 5% of the underlying fund’s shares outstanding:

Underlying fund	Percent of shares held

RiverSource LaSalle Global Real Estate Fund	22.58%
RiverSource Partners International Small Cap Fund	9.04
RiverSource Partners International Select Growth Fund	8.62
RiverSource Partners Small Cap Growth Fund	6.27
Threadneedle International Opportunity Fund	5.34
RiverSource Partners Fundamental Value Fund	5.22
(d)	At Oct. 31, 2009, the cost of securities for federal income tax purposes was approximately $516,601,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$9,744,000
Unrealized depreciation	(101,860,000)

Net unrealized depreciation	$(92,116,000)

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Oct. 31, 2009:

Fair value at Oct. 31, 2009
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Investments in Affiliated Funds	$424,484,911	$—	$—	$424,484,911

Portfolio of Investments
RiverSource S&P 500 Index Fund
Oct. 31, 2009 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (99.6%)

Issuer	Shares		Value(a)
Aerospace & Defense (2.6%)
Boeing	8,875		$424,225
General Dynamics	4,402		276,005
Goodrich	2,391		129,951
Honeywell Intl	8,825		316,729
ITT	1,727		87,559
L-3 Communications Holdings	1,795		129,761
Lockheed Martin	3,754		258,238
Northrop Grumman	4,936		247,442
Precision Castparts	2,004		191,442
Raytheon	4,234		191,716
Rockwell Collins	2,848	(e)	143,482
United Technologies	11,630		714,663

Total			3,111,213

Air Freight & Logistics (1.0%)
CH Robinson Worldwide	2,887	(e)	159,103
Expeditors Intl of Washington	3,031	(e)	97,659
FedEx	3,584		260,521
United Parcel Service Cl B	13,750		738,099

Total			1,255,382

Airlines (—%)
Southwest Airlines	5,605		47,082

Auto Components (0.2%)
Goodyear Tire & Rubber	6,369	(b)	82,033
Johnson Controls	7,064		168,971

Total			251,004

Automobiles (0.4%)
Ford Motor	48,385	(b,e)	338,695
Harley-Davidson	4,584	(e)	114,233

Total			452,928

Beverages (2.7%)
Brown-Forman Cl B	804		39,243
Coca-Cola	29,403		1,567,475
Coca-Cola Enterprises	6,449		122,982
Constellation Brands Cl A	5,177	(b)	81,900
Dr Pepper Snapple Group	1,871	(b)	51,003
Molson Coors Brewing Cl B	1,301		63,710
Pepsi Bottling Group	2,904		108,726
PepsiCo	20,488		1,240,548

Total			3,275,587

Biotechnology (1.5%)
Amgen	12,878	(b)	691,936
Biogen Idec	4,768	(b)	200,876

Issuer	Shares		Value(a)
Celgene	5,079	(b)	259,283
Cephalon	897	(b,e)	48,958
Genzyme	2,784	(b)	140,870
Gilead Sciences	10,737	(b)	456,859

Total			1,798,782

Building Products (0.1%)
Masco	8,235	(e)	96,761

Capital Markets (2.9%)
Ameriprise Financial	4,016		139,235
Bank of New York Mellon	14,625		389,903
Charles Schwab	10,334		179,192
E*TRADE Financial	20,713	(b)	30,241
Federated Investors Cl B	640	(e)	16,800
Franklin Resources	2,369		247,868
Goldman Sachs Group	7,009		1,192,722
Invesco	3,809		80,560
Janus Capital Group	5,603	(e)	73,511
Legg Mason	1,987	(e)	57,842
Morgan Stanley	19,278		619,209
Northern Trust	2,571	(e)	129,193
State Street	5,777		242,518
T Rowe Price Group	2,654	(e)	129,329

Total			3,528,123

Chemicals (1.9%)
Air Products & Chemicals	2,655		204,780
Airgas	594		26,350
CF Inds Holdings	381		31,718
Dow Chemical	17,164		403,011
Eastman Chemical	1,770	(e)	92,943
Ecolab	2,597		114,164
EI du Pont de Nemours & Co	12,959		412,355
FMC	537	(e)	27,441
Intl Flavors & Fragrances	1,038		39,537
Monsanto	6,626		445,135
PPG Inds	1,729	(e)	97,567
Praxair	3,566		283,283
Sigma-Aldrich	917	(e)	47,620

Total			2,225,904

Commercial Banks (2.9%)
BB&T	7,512	(e)	179,612
Comerica	1,644	(e)	45,621
Fifth Third Bancorp	15,200		135,888
First Horizon Natl	6,426	(b)	76,020
First Horizon Natl	—	(d)	2
Huntington Bancshares	20,459	(e)	77,949
KeyCorp	9,536		51,399
M&T Bank	633	(e)	39,784
Marshall & Ilsley	12,631		67,197
PNC Financial Services Group	6,787		332,156
Regions Financial	23,358		113,053
SunTrust Banks	4,695	(e)	89,721
US Bancorp	23,833	(e)	553,402
Wells Fargo & Co	62,000		1,706,239
Zions Bancorporation	4,697	(e)	66,510

Total			3,534,553

Issuer	Shares		Value(a)
Commercial Services & Supplies (0.6%)
Avery Dennison	1,264		45,062
Cintas	2,786	(e)	77,144
Iron Mountain	3,986	(b,e)	97,378
Pitney Bowes	4,244	(e)	103,978
Republic Services	2,728		70,682
RR Donnelley & Sons	4,674		93,854
Stericycle	614	(b,e)	32,155
Waste Management	5,127		153,195

Total			673,448

Communications Equipment (2.7%)
Ciena	1,350	(b,e)	15,836
Cisco Systems	73,824	(b)	1,686,879
Harris	2,637		110,016
JDS Uniphase	10,341	(b)	57,806
Juniper Networks	5,259	(b,e)	134,157
Motorola	34,416		294,945
QUALCOMM	20,418		845,509
Tellabs	12,068	(b)	72,649

Total			3,217,797

Computers & Peripherals (5.9%)
Apple	11,957	(b)	2,253,895
Dell	25,214	(b)	365,351
EMC	24,745	(b)	407,550
Hewlett-Packard	30,115		1,429,258
IBM	16,761		2,021,544
Lexmark Intl Cl A	2,657	(b,e)	67,754
NetApp	3,010	(b)	81,421
QLogic	861	(b,e)	15,102
SanDisk	4,963	(b)	101,642
Sun Microsystems	14,669	(b)	119,992
Teradata	1,249	(b)	34,822
Western Digital	4,046	(b)	136,269

Total			7,034,600

Construction & Engineering (0.2%)
Fluor	3,239		143,876
Jacobs Engineering Group	921	(b)	38,949
Quanta Services	1,510	(b)	32,012

Total			214,837

Construction Materials (0.1%)
Vulcan Materials	1,408	(e)	64,810

Consumer Finance (0.8%)
American Express	14,677		511,347
Capital One Financial	4,988		182,561
Discover Financial Services	10,216		144,454
SLM	10,437	(b,e)	101,239

Total			939,601

Containers & Packaging (0.1%)
Ball	1,445		71,282
Bemis	800		20,664
Owens-Illinois	1,250	(b)	39,850
Pactiv	943	(b)	21,774
Sealed Air	1,154		22,191

Total			175,761

Issuer	Shares		Value(a)
Distributors (—%)
Genuine Parts	1,140		39,889

Diversified Consumer Services (0.1%)
Apollo Group Cl A	1,777	(b)	101,467
DeVry	439	(e)	24,272
H&R Block	2,482		45,520

Total			171,259

Diversified Financial Services (4.3%)
Bank of America	118,496		1,727,672
Citigroup	183,492		750,482
CME Group	733		221,813
IntercontinentalExchange	1,376	(b)	137,861
JPMorgan Chase & Co	51,668		2,158,172
Leucadia Natl	1,385	(b,e)	31,121
Moody’s	2,879	(e)	68,175
NASDAQ OMX Group	1,614	(b)	29,149
NYSE Euronext	2,140		55,319

Total			5,179,764

Diversified Telecommunication Services (2.9%)
AT&T	75,640		1,941,679
CenturyTel	5,107		165,772
Frontier Communications	3,782	(e)	27,117
Qwest Communications Intl	30,012	(e)	107,743
Verizon Communications	39,035		1,155,046
Windstream	9,496	(e)	91,541

Total			3,488,898

Electric Utilities (1.9%)
Allegheny Energy	1,271		29,004
American Electric Power	6,270		189,479
Duke Energy	15,714	(e)	248,595
Edison Intl	5,521		175,678
Entergy	2,042		156,662
Exelon	7,779		365,302
FirstEnergy	4,009		173,510
FPL Group	6,216		305,206
Northeast Utilities	1,255		28,928
Pepco Holdings	3,505	(e)	52,330
Pinnacle West Capital	2,175	(e)	68,121
PPL	3,568		105,042
Progress Energy	2,957		110,976
Southern	9,106		284,016

Total			2,292,849

Electrical Equipment (0.4%)
Emerson Electric	8,917		336,617
First Solar	355	(b,e)	43,285
Rockwell Automation	2,284	(e)	93,530

Total			473,432

Electronic Equipment, Instruments & Components (0.5%)
Agilent Technologies	2,970	(b)	73,478
Amphenol Cl A	1,313		52,678

Issuer	Shares		Value(a)
Corning	23,283		340,165
FLIR Systems	1,124	(b,e)	31,258
Jabil Circuit	5,227		69,937
Molex	1,787		33,363

Total			600,879

Energy Equipment & Services (2.0%)
Baker Hughes	4,928	(e)	207,321
BJ Services	5,890		113,088
Cameron Intl	3,989	(b,e)	147,473
Diamond Offshore Drilling	504	(e)	48,006
ENSCO Intl	2,760	(e)	126,380
FMC Technologies	2,375	(b,e)	124,925
Halliburton	11,057		322,975
Nabors Inds	5,606	(b,c)	116,773
Natl Oilwell Varco	4,645	(b)	190,399
Rowan Companies	3,152		73,284
Schlumberger	15,101		939,282
Smith Intl	1,808	(e)	50,136

Total			2,460,042

Food & Staples Retailing (2.9%)
Costco Wholesale	4,967		282,374
CVS Caremark	17,895		631,694
Kroger	10,102		233,659
Safeway	7,020		156,757
SUPERVALU	5,379	(e)	85,365
SYSCO	6,304		166,741
Walgreen	11,861		448,702
Wal-Mart Stores	27,302		1,356,362
Whole Foods Market	3,001	(b)	96,212

Total			3,457,866

Food Products (1.7%)
Archer-Daniels-Midland	9,826		295,959
Campbell Soup	1,382	(e)	43,879
ConAgra Foods	7,490	(e)	157,290
Dean Foods	4,436	(b)	80,868
General Mills	3,614		238,235
Hershey	1,239	(e)	46,822
HJ Heinz	3,073		123,658
Hormel Foods	531	(e)	19,360
JM Smucker	889		46,877
Kellogg	2,543		131,066
Kraft Foods Cl A	20,676		569,003
McCormick & Co	962	(e)	33,680
Sara Lee	12,490		141,012
Tyson Foods Cl A	7,129		89,255

Total			2,016,964

Gas Utilities (0.1%)
EQT	2,189		91,631
Nicor	339	(e)	12,570
Questar	1,284		51,155

Total			155,356

Health Care Equipment & Supplies (1.8%)
Baxter Intl	7,116		384,691
Becton Dickinson & Co	2,535		173,293

Issuer	Shares		Value(a)
Boston Scientific	24,966	(b)	202,724
CareFusion	1,831	(b)	40,959
CR Bard	710		53,300
DENTSPLY Intl	1,267	(e)	41,760
Hospira	1,664	(b)	74,281
Intuitive Surgical	649	(b)	159,881
Medtronic	13,220		471,954
St. Jude Medical	5,685	(b)	193,745
Stryker	2,912		133,952
Varian Medical Systems	942	(b,e)	38,603
Zimmer Holdings	3,606	(b)	189,567

Total			2,158,710

Health Care Providers & Services (2.1%)
Aetna	7,236		188,353
AmerisourceBergen	2,367	(e)	52,429
Cardinal Health	6,042		171,230
CIGNA	4,915		136,834
Coventry Health Care	4,082	(b,e)	80,946
DaVita	769	(b)	40,780
Express Scripts	3,124	(b)	249,670
Five Star Quality Care	—	(d)	1
Humana	1,212	(b)	45,547
Laboratory Corp of America Holdings	873	(b,e)	60,141
McKesson	3,857		226,522
Medco Health Solutions	5,533	(b)	310,512
Patterson Companies	689	(b,e)	17,590
Quest Diagnostics	1,355	(e)	75,785
Tenet Healthcare	13,907	(b,e)	71,204
UnitedHealth Group	16,579		430,225
WellPoint	7,065	(b)	330,359

Total			2,488,128

Health Care Technology (—%)
IMS Health	2,844		46,613

Hotels, Restaurants & Leisure (1.4%)
Carnival Unit	4,442		129,351
Darden Restaurants	1,013	(e)	30,704
Intl Game Technology	5,808	(e)	103,615
Marriott Intl Cl A	1,828	(e)	45,810
McDonald’s	13,446		788,069
Starbucks	11,889	(b,e)	225,653
Starwood Hotels & Resorts Worldwide	1,665	(e)	48,385
Wyndham Worldwide	4,453		75,924
Wynn Resorts	497	(b,e)	26,947
Yum! Brands	4,805		158,325

Total			1,632,783

Household Durables (0.5%)
Black & Decker	1,578		74,513
DR Horton	7,122	(e)	78,057
Fortune Brands	1,229		47,870
Harman Intl Inds	1,331		50,059
KB Home	3,442	(e)	48,808
Leggett & Platt	1,179		22,790
Lennar Cl A	5,305		66,843
Newell Rubbermaid	3,002	(e)	43,559
Pulte Homes	8,246		74,296

Issuer	Shares		Value(a)
Snap-On	447	(e)	16,329
Stanley Works	577	(e)	26,098
Whirlpool	555	(e)	39,732

Total			588,954

Household Products (2.6%)
Clorox	2,011		119,112
Colgate-Palmolive	6,451		507,242
Kimberly-Clark	4,699		287,391
Procter & Gamble	37,350		2,166,300

Total			3,080,045

Independent Power Producers & Energy Traders (0.3%)
AES	12,018	(b)	157,076
Constellation Energy Group	3,897		120,495
Dynegy Cl A	12,704	(b,e)	25,408

Total			302,979

Industrial Conglomerates (2.3%)
3M	8,602		632,849
General Electric	142,540		2,032,621
Textron	5,807	(e)	103,248

Total			2,768,718

Insurance (2.7%)
AFLAC	5,355		222,179
Allstate	8,478		250,694
American Intl Group	2,996	(b,e)	100,726
Aon	2,710		104,362
Assurant	2,890		86,498
Chubb	4,449		215,865
Cincinnati Financial	3,206	(e)	81,304
Genworth Financial Cl A	9,641	(b)	102,387
Hartford Financial Services Group	6,893		169,016
Lincoln Natl	5,705		135,950
Loews	3,663		121,245
Marsh & McLennan Companies	5,310		124,573
MBIA	12,075	(b)	49,025
MetLife	10,080		343,022
Principal Financial Group	3,100	(e)	77,624
Progressive	9,723	(b)	155,568
Prudential Financial	5,359		242,388
Torchmark	1,958	(e)	79,495
Travelers Companies	8,318		414,154
Unum Group	2,673		53,326
XL Capital Cl A	7,051	(c)	115,707

Total			3,245,108

Internet & Catalog Retail (0.5%)
Amazon.com	4,045	(b)	480,586
Expedia	4,558	(b,e)	103,330

Total			583,916

Internet Software & Services (1.9%)
Akamai Technologies	1,386	(b,e)	30,492
eBay	16,139	(b)	359,416
Google Cl A	3,079	(b)	1,650,713
VeriSign	1,418	(b,e)	32,345
Yahoo!	12,798	(b)	203,488

Total			2,276,454

Issuer	Shares		Value(a)
IT Services (1.2%)
Affiliated Computer Services Cl A	2,013	(b)	104,857
Automatic Data Processing	5,466		217,547
Cognizant Technology Solutions Cl A	4,921	(b)	190,197
Computer Sciences	2,800	(b)	141,988
Convergys	5,043	(b)	54,717
Fidelity Natl Information Services	5,839		127,057
Fiserv	2,243	(b)	102,886
MasterCard Cl A	1,097		240,265
Paychex	2,671	(e)	75,883
Total System Services	1,432	(e)	22,869
Western Union	7,031		127,753

Total			1,406,019

Leisure Equipment & Products (0.1%)
Eastman Kodak	13,066	(e)	48,998
Hasbro	900	(e)	24,543
Mattel	2,606		49,331

Total			122,872

Life Sciences Tools & Services (0.4%)
Life Technologies	3,153	(b)	148,727
Millipore	415	(b)	27,809
PerkinElmer	869	(e)	16,172
Thermo Fisher Scientific	4,442	(b)	199,891
Waters	745	(b)	42,785

Total			435,384

Machinery (1.6%)
Caterpillar	8,948	(e)	492,676
Cummins	3,483		149,978
Danaher	2,840		193,773
Deere & Co	6,441		293,387
Dover	1,503		56,633
Eaton	2,366		143,025
Flowserve	1,109		108,915
Illinois Tool Works	4,218		193,691
PACCAR	5,889	(e)	220,307
Pall	894		28,376
Parker Hannifin	1,560	(e)	82,618

Total			1,963,379

Media (2.6%)
CBS Cl B	12,453		146,572
Comcast Cl A	35,224		510,748
DIRECTV Group	4,203	(b,e)	110,539
Gannett	7,289	(e)	71,578
Interpublic Group of Companies	3,524	(b,e)	21,214
McGraw-Hill Companies	5,495	(e)	158,146
Meredith	539	(e)	14,585
New York Times Cl A	6,297	(e)	50,187
News Corp Cl A	33,074		381,012
Omnicom Group	2,858		97,972
Scripps Networks Interactive Cl A	649		24,506
Time Warner	16,675		502,251
Time Warner Cable	3,554		140,170
Viacom Cl B	8,172	(b)	225,465

Issuer	Shares		Value(a)
Walt Disney	22,815		624,448
Washington Post Cl B	46		19,872

Total			3,099,265

Metals & Mining (1.1%)
AK Steel Holding	2,680		42,532
Alcoa	14,669	(e)	182,189
Allegheny Technologies	2,457	(e)	75,823
Freeport-McMoRan Copper & Gold	6,036		442,801
Newmont Mining	5,416		235,379
Nucor	4,378		174,463
Titanium Metals	626	(e)	5,384
United States Steel	3,109	(e)	107,229

Total			1,265,800

Multiline Retail (1.0%)
Big Lots	620	(b,e)	15,531
Family Dollar Stores	2,872		81,278
JC Penney	3,237		107,242
Kohl’s	4,594	(b,f)	262,869
Macy’s	5,798		101,871
Nordstrom	3,272	(e)	103,984
Sears Holdings	1,181	(b,e)	80,143
Target	8,905		431,268

Total			1,184,186

Multi-Utilities (1.3%)
Ameren	4,670		113,668
CenterPoint Energy	2,774		34,952
CMS Energy	3,475	(e)	46,218
Consolidated Edison	3,141		127,776
Dominion Resources	6,563		223,733
DTE Energy	3,135		115,932
Integrys Energy Group	552	(e)	19,099
NiSource	6,854		88,554
PG&E	5,778		236,262
Public Service Enterprise Group	5,785		172,393
SCANA	797	(e)	26,970
Sempra Energy	3,646		187,587
TECO Energy	1,993	(e)	28,580
Wisconsin Energy	879		38,386
Xcel Energy	5,176		97,619

Total			1,557,729

Office Electronics (0.1%)
Xerox	16,542		124,396

Oil, Gas & Consumable Fuels (10.3%)
Anadarko Petroleum	5,882		358,390
Apache	3,964		373,092
Cabot Oil & Gas	1,516		58,321
Chesapeake Energy	10,262		251,419
Chevron	26,810		2,052,037
ConocoPhillips	20,273		1,017,299
CONSOL Energy	1,632		69,866
Denbury Resources	5,848	(b,e)	85,381
Devon Energy	6,359		411,491
El Paso	5,608		55,014
EOG Resources	2,858		233,384

Issuer	Shares		Value(a)
Exxon Mobil	64,024		4,588,600
Hess	3,603		197,228
Kinder Morgan Management LLC	1	(b)	28
Marathon Oil	10,623		339,617
Massey Energy	801	(e)	23,301
Murphy Oil	1,866		114,087
Noble Energy	1,720		112,884
Occidental Petroleum	10,204		774,280
Peabody Energy	2,552		101,034
Pioneer Natural Resources	2,387	(e)	98,130
Range Resources	2,807	(e)	140,490
Southwestern Energy	4,394	(b)	191,491
Spectra Energy	8,494		162,405
Sunoco	2,736		84,269
Tesoro	4,412	(e)	62,386
Valero Energy	9,405		170,231
Williams Companies	5,589		105,353
XTO Energy	6,615		274,919

Total			12,506,427

Paper & Forest Products (0.3%)
Intl Paper	7,538		168,173
MeadWestvaco	4,080		93,146
Weyerhaeuser	1,695		61,596

Total			322,915

Personal Products (0.2%)
Avon Products	6,854		219,670
Estee Lauder Companies Cl A	1,113		47,303

Total			266,973

Pharmaceuticals (6.5%)
Abbott Laboratories	19,351		978,580
Allergan	4,398		247,388
Bristol-Myers Squibb	26,185		570,833
Eli Lilly & Co	12,120		412,201
Forest Laboratories	2,370	(b)	65,578
Johnson & Johnson	35,230		2,080,332
King Pharmaceuticals	7,374	(b)	74,699
Merck & Co	28,524		882,247
Mylan	6,289	(b,e)	102,133
Pfizer	108,579		1,849,100
Schering-Plough	22,629		638,138
Watson Pharmaceuticals	2,551	(b,e)	87,805

Total			7,989,034

Professional Services (0.1%)
Dun & Bradstreet	378		28,940
Equifax	910		24,916
Monster Worldwide	929	(b,e)	13,489
Robert Half Intl	3,268	(e)	75,817

Total			143,162

Real Estate Investment Trusts (REITs) (1.0%)
Apartment Investment & Management Cl A	3,730	(e)	46,066
AvalonBay Communities	663	(e)	45,601
Boston Properties	1,419	(e)	86,233
Equity Residential	2,083	(e)	60,157
HCP	2,714	(e)	80,307

Issuer	Shares		Value(a)
Health Care REIT	979	(e)	43,438
Host Hotels & Resorts	6,287	(e)	63,562
Kimco Realty	7,979	(e)	100,855
Plum Creek Timber	2,892	(e)	90,491
ProLogis	9,418	(e)	106,706
Public Storage	1,257		92,515
Simon Property Group	3,289	(e)	223,289
Ventas	1,811	(e)	72,675
Vornado Realty Trust	1,985	(e)	118,227

Total			1,230,122

Real Estate Management & Development (0.1%)
CB Richard Ellis Group Cl A	7,151	(b)	74,013

Road & Rail (0.9%)
Burlington Northern Santa Fe	2,857		215,189
CSX	6,092		256,961
Norfolk Southern	5,538		258,182
Ryder System	1,690	(e)	68,530
Union Pacific	5,827		321,300

Total			1,120,162

Semiconductors & Semiconductor Equipment (2.6%)
Advanced Micro Devices	9,100	(b,e)	41,860
Altera	2,227	(e)	44,072
Analog Devices	4,029		103,263
Applied Materials	14,195		173,179
Broadcom Cl A	7,037	(b)	187,255
Intel	71,086		1,358,454
KLA-Tencor	2,577	(e)	83,778
Linear Technology	1,613	(e)	41,744
LSI	15,445	(b)	79,078
MEMC Electronic Materials	5,651	(b)	70,185
Microchip Technology	1,361	(e)	32,610
Micron Technology	16,648	(b,e)	113,040
Natl Semiconductor	6,164	(e)	79,762
Novellus Systems	709	(b)	14,591
NVIDIA	10,275	(b,e)	122,889
Teradyne	6,396	(b,e)	53,535
Texas Instruments	18,074		423,836
Xilinx	2,065		44,914

Total			3,068,045

Software (4.2%)
Adobe Systems	6,198	(b)	204,162
Autodesk	1,736	(b)	43,278
BMC Software	2,698	(b)	100,258
CA	3,202		66,986
Citrix Systems	1,483	(b)	54,515
Compuware	3,123	(b)	22,048
Electronic Arts	2,928	(b)	53,407
Intuit	5,582	(b)	162,269
McAfee	3,021	(b)	126,519
Microsoft	99,356		2,755,143
Novell	2,575	(b)	10,532
Oracle	48,594		1,025,333
Red Hat	3,877	(b)	100,065
Salesforce.com	2,125	(b,e)	120,594
Symantec	8,407	(b)	147,795

Total			4,992,904

Issuer	Shares		Value(a)
Specialty Retail (1.9%)
Abercrombie & Fitch Cl A	2,333	(e)	76,569
AutoNation	3,317	(b,e)	57,185
AutoZone	586	(b,e)	79,292
Bed Bath & Beyond	2,372	(b)	83,518
Best Buy	3,472		132,561
GameStop Cl A	1,436	(b,e)	34,880
Gap	8,052		171,830
Home Depot	20,827		522,548
Limited Brands	5,803		102,133
Lowe’s Companies	17,667		345,743
Office Depot	10,270	(b)	62,134
O’Reilly Automotive	2,760	(b,e)	102,893
RadioShack	3,956		66,817
Sherwin-Williams	1,290	(e)	73,582
Staples	7,479		162,294
Tiffany & Co	934	(e)	36,697
TJX Companies	4,514		168,598

Total			2,279,274

Textiles, Apparel & Luxury Goods (0.5%)
Coach	5,357		176,620
Nike Cl B	4,427		275,271
Polo Ralph Lauren	422	(e)	31,405
VF	1,240		88,090

Total			571,386

Thrifts & Mortgage Finance (0.1%)
Hudson City Bancorp	3,423		44,978
People’s United Financial	5,159	(e)	82,699

Total			127,677

Tobacco (1.6%)
Altria Group	29,114		527,255
Lorillard	1,598		124,197
Philip Morris Intl	24,659		1,167,849
Reynolds American	3,020	(e)	146,410

Total			1,965,711

Trading Companies & Distributors (0.1%)
Fastenal	982	(e)	33,879
WW Grainger	464	(e)	43,491

Total			77,370

Wireless Telecommunication Services (0.3%)
American Tower Cl A	4,215	(b)	155,196
MetroPCS Communications	2,482	(b,e)	15,463
Sprint Nextel	50,969	(b)	150,868

Total			321,527

Total Common Stocks (Cost: $125,828,861)			$119,623,511

Money Market Fund (0.1%)

	Shares		Value(a)
RiverSource Short-Term Cash Fund, 0.25%	125,176	(g)	$125,176

Total Money Market Fund (Cost: $125,176)			$125,176

Investments of Cash Collateral Received for Securities on Loan (9.2%)

	Shares	Value(a)
Cash Collateral Reinvestment Fund
JPMorgan Prime Money Market Fund	11,012,489	$11,012,489

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $11,012,489)		$11,012,489

Total Investments in Securities (Cost: $136,966,526)(h)		$130,761,176

Investments in Derivatives
Futures Contracts Outstanding at Oct. 31, 2009

	Number of			Unrealized
	contracts	Notional	Expiration	appreciation
Contract description	long (short)	market value	date	(depreciation)

E-Mini S&P 500 Index	10	$516,500	Dec. 2009	$(21,500)
Notes to Portfolio of Investments

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated July 31, 2009.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars. At Oct. 31, 2009, the value of foreign securities, excluding short-term securities, represented 0.2% of net assets.

(d)	Represents fractional shares.

(e)	At Oct. 31, 2009, security was partially or fully on loan.

(f)	At Oct. 31, 2009, investments in securities included securities valued at $68,664 that were partially pledged as collateral to cover initial margin deposits on open stock index futures contracts.

(g)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at Oct. 31, 2009.

(h)	At Oct. 31, 2009, the cost of securities for federal income tax purposes was approximately $136,967,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$13,672,000
Unrealized depreciation	(19,878,000)

Net unrealized depreciation	$(6,206,000)

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements — Valuation of securities in the most recent Semiannual Report dated July 31, 2009.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Oct. 31, 2009:

	Fair value at Oct. 31, 2009
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Equity Securities
Common Stocks (a)	$119,623,511	$—	$—	$119,623,511

Total Equity Securities	119,623,511	—	—	119,623,511

Other
Affiliated Money Market Fund (b)	125,176	—	—	125,176
Investments of Cash Collateral Received for Securities on Loan	11,012,489	—	—	11,012,489

Total Other	11,137,665	—	—	11,137,665

Investments in Securities	130,761,176	—	—	130,761,176
Other Financial Instruments (c)	(21,500)	—	—	(21,500)

Total	$130,739,676	$—	$—	$130,739,676

(a)	All industry classifications are identified in the Portfolio of Investments.

(b)	Money market fund that is a sweep investment for cash balances in the Fund at Oct. 31, 2009.

(c)	Other Financial Instruments are derivative instruments, which are valued at the unrealized appreciation (depreciation) on the instrument. Derivative descriptions are located in the Investments in Derivatives section of the Portfolio of Investments.

Portfolio of Investments
RiverSource Small Company Index Fund
Oct. 31, 2009 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (99.2%)

Issuer	Shares		Value(a)
Aerospace & Defense (2.9%)
AAR	45,643	(b,d)	$895,059
AeroVironment	10,509	(b)	280,170
American Science & Engineering	7,444		492,197
Applied Signal Technology	8,307		170,210
Ceradyne	33,387	(b)	538,198
Cubic	19,096		662,822
Curtiss-Wright	47,275	(d)	1,409,742
Esterline Technologies	30,629	(b)	1,289,787
GenCorp	61,717	(b,d)	459,174
Moog Cl A	46,074	(b,d)	1,150,468
Orbital Sciences	57,848	(b)	745,082
Stanley	17,380	(b,d)	490,985
Teledyne Technologies	38,688	(b)	1,321,583
Triumph Group	19,377	(d)	907,037

Total			10,812,514

Air Freight & Logistics (0.4%)
Forward Air	23,676	(d)	505,246
Hub Group Cl A	33,500	(b,d)	832,810

Total			1,338,056

Airlines (0.2%)
SkyWest	65,054		908,804

Auto Components (0.3%)
Drew Inds	12,240	(b,d)	234,274
Spartan Motors	57,065		284,754
Standard Motor Products	32,670		273,121
Superior Inds Intl	20,972		278,508

Total			1,070,657

Automobiles (0.1%)
Winnebago Inds	20,087	(b,d)	231,001

Beverages (0.1%)
Boston Beer Cl A	8,213	(b)	312,094

Biotechnology (0.9%)
ArQule	19,962	(b)	66,873
Cubist Pharmaceuticals	65,215	(b)	1,104,742
Martek Biosciences	32,532	(b,d)	584,275
Regeneron Pharmaceuticals	57,660	(b,d)	905,262
Savient Pharmaceuticals	55,635	(b,d)	701,001

Total			3,362,153

Issuer	Shares		Value(a)
Building Products (1.0%)
Aaon	19,709	(d)	354,959
Apogee Enterprises	37,271	(d)	493,468
Gibraltar Inds	21,660		234,361
Griffon	57,422	(b)	503,591
NCI Building Systems	66,439	(b)	130,220
Quanex Building Products	30,720		456,806
Simpson Mfg	35,939	(d)	840,614
Universal Forest Products	17,904	(d)	638,815

Total			3,652,834

Capital Markets (1.8%)
Greenhill & Co	19,255		1,660,359
Investment Technology Group	51,479	(b)	1,110,402
LaBranche & Co	39,615	(b)	109,337
optionsXpress Holdings	52,364		818,449
Piper Jaffray Companies	14,357	(b)	666,021
Stifel Financial	29,100	(b,d)	1,512,036
SWS Group	34,792		465,517
TradeStation Group	49,430	(b,d)	381,600

Total			6,723,721

Chemicals (1.9%)
A. Schulman	29,645		514,934
American Vanguard	28,805	(d)	239,082
Arch Chemicals	28,227	(d)	781,606
Balchem	14,390	(d)	397,020
Calgon Carbon	44,331	(b,d)	702,203
HB Fuller	48,036		917,968
NewMarket	11,982		1,120,316
OM Group	35,879	(b)	969,451
Penford	7,211	(d)	42,545
PolyOne	86,749	(b)	484,059
Quaker Chemical	7,214		148,608
Stepan	9,913		567,420
Zep	15,316	(d)	261,904

Total			7,147,116

Commercial Banks (5.7%)
Bank of the Ozarks	18,538	(d)	421,740
Boston Private Financial Holdings	70,783	(d)	421,159
Central Pacific Financial	32,585	(d)	45,945
Columbia Banking System	36,086	(d)	530,464
Community Bank System	39,307	(d)	731,503
East West Bancorp	87,287	(d)	788,202
First BanCorp	86,056	(c,d)	162,646
First Commonwealth Financial	80,159		420,835
First Financial Bancorp	36,145	(d)	458,319
First Financial Bankshares	23,698	(d)	1,148,168
First Midwest Bancorp	40,293	(d)	419,047
Glacier Bancorp	67,905	(d)	888,876
Hancock Holding	24,590		891,879
Hanmi Financial	35,982	(b,d)	55,052
Home BancShares	15,080	(d)	326,180
Independent Bank MA	18,975	(d)	403,598
Independent Bank MI	21,672	(d)	25,573
Nara Bancorp	19,137	(d)	140,848
Natl Penn Bancshares	106,308		597,451
NBT Bancorp	31,260	(d)	681,468

Issuer	Shares		Value(a)
Old Natl Bancorp	77,341	(d)	802,026
Pinnacle Financial Partners	26,518	(b,d)	336,779
PrivateBancorp	40,747		372,020
Prosperity Bancshares	49,923		1,786,745
S&T Bancorp	26,610	(d)	419,108
Signature Bank	42,671	(b)	1,346,697
Simmons First Natl Cl A	17,474		511,289
South Financial Group	111,905		89,524
Sterling Bancorp	12,171	(d)	81,911
Sterling Bancshares	83,062	(d)	462,655
Sterling Financial	67,744	(b,d)	54,195
Susquehanna Bancshares	69,106	(d)	380,774
Tompkins Financial	6,689	(d)	290,102
UCBH Holdings	134,316	(d)	131,630
UMB Financial	34,154		1,358,306
Umpqua Holdings	77,478	(d)	767,807
United Bankshares	40,051	(d)	714,910
United Community Banks	54,704	(b)	222,098
Whitney Holding	80,611	(d)	647,306
Wilshire Bancorp	37,054	(d)	260,860
Wintrust Financial	28,983	(d)	817,610

Total			21,413,305

Commercial Services & Supplies (2.4%)
ABM Inds	42,773	(d)	803,277
ATC Technology	26,055	(b)	544,550
Bowne & Co	25,714		167,912
Consolidated Graphics	17,077	(b,d)	342,565
G&K Services Cl A	23,680		524,512
GEO Group	46,610	(b)	985,802
Healthcare Services Group	37,299	(d)	736,655
Interface Cl A	37,221	(d)	288,835
Mobile Mini	28,403	(b,d)	411,844
Standard Register	13,108	(d)	62,525
Sykes Enterprises	40,412	(b)	959,381
Tetra Tech	59,024	(b)	1,518,687
United Stationers	25,043	(b)	1,180,526
Viad	27,161		475,318

Total			9,002,389

Communications Equipment (2.1%)
ARRIS Group	135,621	(b,d)	1,391,472
Bel Fuse Cl B	7,741	(d)	140,112
Black Box	20,651		547,458
Blue Coat Systems	35,862	(b,d)	799,005
Comtech Telecommunications	29,085	(b,d)	934,210
Digi Intl	38,107	(b,d)	302,951
EMS Technologies	17,220	(b,d)	300,145
Harmonic	98,417	(b,d)	516,689
NETGEAR	41,558	(b,d)	757,602
Network Equipment Technologies	27,236	(b,d)	89,879
PC-Tel	17,000	(b,d)	99,620
Symmetricom	34,533	(b)	165,413
Tekelec	68,853	(b)	1,034,172
Tollgrade Communications	19,860	(b)	118,167
ViaSat	28,354	(b,d)	826,519

Total			8,023,414

Issuer	Shares		Value(a)
Computers & Peripherals (0.8%)
Adaptec	95,104	(b,d)	303,382
Avid Technology	20,059	(b,d)	253,345
Hutchinson Technology	15,302	(b,d)	89,058
Intermec	44,273	(b,d)	545,443
Intevac	24,988	(b,d)	254,878
Novatel Wireless	56,108	(b,d)	500,483
Stratasys	13,545	(b,d)	213,740
Synaptics	32,506	(b,d)	731,385

Total			2,891,714

Construction & Engineering (0.8%)
Comfort Systems USA	51,893		565,634
EMCOR Group	72,118	(b)	1,703,427
Insituform Technologies Cl A	33,157	(b)	702,928

Total			2,971,989

Construction Materials (0.5%)
Eagle Materials	39,220	(d)	974,617
Headwaters	32,889	(b)	135,503
Texas Inds	25,384		845,033

Total			1,955,153

Consumer Finance (0.8%)
Cash America Intl	32,911	(d)	995,887
EZCORP Cl A	58,851	(b)	763,297
First Cash Financial Services	26,011	(b,d)	446,869
Rewards Network	14,550		156,558
World Acceptance	21,101	(b,d)	529,424

Total			2,892,035

Containers & Packaging (0.5%)
Myers Inds	18,313		160,605
Rock-Tenn Cl A	42,277	(d)	1,851,733

Total			2,012,338

Distributors (—%)
Audiovox Cl A	12,598	(b)	81,383

Diversified Consumer Services (1.2%)
American Public Education	14,222	(b,d)	453,682
Capella Education	12,959	(b,d)	892,875
Coinstar	31,076	(b,d)	986,352
Hillenbrand	69,169		1,381,997
Pre-Paid Legal Services	10,374	(b)	410,188
Universal Technical Institute	14,102	(b,d)	253,695

Total			4,378,789

Diversified Financial Services (0.3%)
Financial Federal	24,236	(d)	494,899
Portfolio Recovery Associates	14,238	(b,d)	656,941

Total			1,151,840

Diversified Telecommunication Services (0.4%)
Cbeyond	34,184	(b,d)	456,356
General Communication Cl A	27,823	(b,d)	171,111
Iowa Telecommunications Services	21,978	(d)	258,681

Issuer	Shares		Value(a)
Neutral Tandem	29,219	(b,d)	616,230

Total			1,502,378

Electric Utilities (1.1%)
Allete	27,426	(d)	928,370
Central Vermont Public Service	17,728		343,746
El Paso Electric	51,745	(b)	970,219
UIL Holdings	34,809		893,895
Unisource Energy	31,778		917,749

Total			4,053,979

Electrical Equipment (2.5%)
Acuity Brands	43,206	(d)	1,367,901
AO Smith	20,617		817,052
AZZ	16,241	(b,d)	556,417
Baldor Electric	39,802	(d)	1,028,882
Belden	50,127		1,150,415
Brady Cl A	49,493		1,340,269
C&D Technologies	16,650	(b)	30,470
Encore Wire	24,866		515,970
II-VI	20,559	(b,d)	544,197
Magnetek	68,466	(b,d)	85,583
Regal-Beloit	37,527	(d)	1,759,265
Vicor	13,716	(b)	93,543

Total			9,289,964

Electronic Equipment, Instruments & Components (3.5%)
Agilysys	14,829	(d)	69,845
Anixter Intl	32,920	(b,d)	1,377,701
Benchmark Electronics	72,024	(b)	1,210,002
Brightpoint	80,052	(b)	589,983
Checkpoint Systems	31,480	(b)	427,184
Cognex	33,190		534,027
CTS	49,346		442,140
Daktronics	50,849	(d)	382,384
DTS	13,221	(b,d)	373,493
Electro Scientific Inds	31,971	(b,d)	349,763
FARO Technologies	9,456	(b)	146,190
Gerber Scientific	47,211	(b)	218,115
Insight Enterprises	58,846	(b)	619,060
Keithley Instruments	9,626		31,381
Littelfuse	17,716	(b)	488,253
LoJack	35,916	(b)	151,566
Mercury Computer Systems	34,598	(b)	370,199
Methode Electronics	55,930		405,493
MTS Systems	21,682		574,573
Newport	23,166	(b,d)	172,355
Park Electrochemical	15,606		350,823
Plexus	45,197	(b)	1,143,484
RadiSys	30,733	(b)	261,538
Rogers	11,337	(b,d)	294,195
ScanSource	22,589	(b,d)	573,535
SYNNEX	24,885	(b,d)	640,291
Technitrol	26,134		203,584
TTM Technologies	52,589	(b)	534,830

Total			12,935,987

Issuer	Shares		Value(a)
Energy Equipment & Services (3.8%)
Atwood Oceanics	60,085	(b,d)	2,132,417
Basic Energy Services	24,671	(b)	172,697
Bristow Group	32,646	(b,d)	951,631
CARBO Ceramics	17,241		1,006,702
Dril-Quip	28,665	(b,d)	1,392,832
Gulf Island Fabrication	16,195	(d)	309,648
Hornbeck Offshore Services	24,988	(b,d)	607,458
ION Geophysical	115,529	(b,d)	442,476
Lufkin Inds	16,850	(d)	961,293
Matrix Service	31,678	(b)	280,984
NATCO Group Cl A	17,613	(b)	769,336
Oil States Intl	55,712	(b,d)	1,918,721
Pioneer Drilling	35,335	(b)	236,391
SEACOR Holdings	22,066	(b)	1,793,304
Seahawk Drilling	13,620	(b)	367,740
Superior Well Services	11,777	(b,d)	124,954
TETRA Technologies	85,104	(b)	805,084

Total			14,273,668

Food & Staples Retailing (1.2%)
Andersons	22,505		698,330
Casey’s General Stores	54,221		1,709,588
Great Atlantic & Pacific Tea	17,639	(b)	174,802
Nash Finch	13,150	(d)	381,087
Spartan Stores	30,657	(d)	434,103
United Natural Foods	41,014	(b,d)	988,848

Total			4,386,758

Food Products (2.0%)
Cal-Maine Foods	17,117	(d)	464,727
Darling Intl	100,696	(b)	699,837
Diamond Foods	12,885	(d)	388,483
Green Mountain Coffee Roasters	33,237	(b,d)	2,211,923
Hain Celestial Group	37,762	(b,d)	662,345
J&J Snack Foods	17,718		694,014
Lance	30,378	(d)	732,717
Sanderson Farms	18,163	(d)	664,584
TreeHouse Foods	29,110	(b,d)	1,088,714

Total			7,607,344

Gas Utilities (2.0%)
Laclede Group	26,838		824,195
New Jersey Resources	46,013	(d)	1,619,658
Northwest Natural Gas	27,326	(d)	1,142,500
Piedmont Natural Gas	79,414	(d)	1,848,758
South Jersey Inds	29,976	(d)	1,057,853
Southwest Gas	41,953		1,048,405

Total			7,541,369

Health Care Equipment & Supplies (3.8%)
Abaxis	16,808	(b,d)	383,559
Align Technology	59,681	(b)	938,185
American Medical Systems Holdings	74,508	(b)	1,148,913
Analogic	12,957		483,814
Conmed	30,095	(b,d)	637,713
Cooper Companies	50,070		1,402,460
CryoLife	31,921	(b,d)	191,526
Cyberonics	15,243	(b,d)	220,414

Issuer	Shares		Value(a)
Greatbatch	29,209	(b,d)	574,541
Haemonetics	28,076	(b)	1,445,913
ICU Medical	16,205	(b,d)	567,175
Integra LifeSciences Holdings	19,146	(b)	584,719
Invacare	38,356	(d)	860,325
Kensey Nash	11,772	(b,d)	281,469
Meridian Bioscience	35,457	(d)	786,791
Merit Medical Systems	24,986	(b)	424,262
Natus Medical	20,103	(b,d)	279,231
Neogen	11,008	(b,d)	348,954
Osteotech	20,330	(b)	87,826
Palomar Medical Technologies	17,017	(b,d)	172,893
SurModics	12,783	(b,d)	327,373
Symmetry Medical	28,432	(b)	226,603
Theragenics	55,061	(b)	74,332
West Pharmaceutical Services	33,196	(d)	1,310,246
ZOLL Medical	23,890	(b)	463,944

Total			14,223,181

Health Care Providers & Services (5.7%)
Air Methods	12,120	(b,d)	370,145
Almost Family	4,591	(b)	139,337
Amedisys	29,413	(b,d)	1,170,343
AMERIGROUP	59,155	(b,d)	1,304,367
AMN Healthcare Services	51,919	(b)	431,966
AmSurg	29,452	(b,d)	620,554
Bio-Reference Laboratories	8,533	(b,d)	275,872
Catalyst Health Solutions	35,298	(b,d)	1,107,298
Centene	51,120	(b)	911,470
Chemed	23,144		1,048,886
CorVel	4,810	(b)	137,085
Cross Country Healthcare	20,735	(b)	171,271
Genoptix	13,540	(b,d)	471,057
Gentiva Health Services	34,434	(b,d)	826,416
Hanger Orthopedic Group	35,876	(b)	496,524
HealthSpring	57,184	(b)	819,447
Healthways	41,633	(b,d)	669,459
HMS Holdings	21,633	(b,d)	928,705
inVentiv Health	27,509	(b)	467,103
IPC The Hospitalist	9,297	(b,d)	281,699
Landauer	7,376		382,003
LCA-Vision	47,958	(b,d)	215,811
LHC Group	16,730	(b,d)	466,934
Magellan Health Services	37,054	(b)	1,190,545
MedCath	34,190	(b,d)	280,700
MEDNAX	47,921	(b)	2,488,057
Molina Healthcare	19,499	(b,d)	365,021
MWI Veterinary Supply	9,062	(b,d)	320,795
Odyssey HealthCare	33,470	(b)	466,572
PharMerica	27,767	(b,d)	428,445
PSS World Medical	60,126	(b,d)	1,215,748
RehabCare Group	24,906	(b)	466,988
ResCare	35,847	(b)	431,239

Total			21,367,862

Health Care Technology (0.8%)
Computer Programs & Systems	7,063		298,341
Eclipsys	58,519	(b,d)	1,097,232

Issuer	Shares		Value(a)
Omnicell	25,086	(b)	246,846
Phase Forward	33,173	(b)	434,898
Quality Systems	16,715		1,019,949

Total			3,097,266

Hotels, Restaurants & Leisure (2.9%)
BJ’s Restaurants	27,715	(b,d)	442,331
Buffalo Wild Wings	15,420	(b,d)	632,374
California Pizza Kitchen	32,719	(b,d)	425,020
CEC Entertainment	24,916	(b,d)	727,796
CKE Restaurants	61,985		542,369
Cracker Barrel Old Country Store	25,400		842,010
DineEquity	9,548	(d)	202,036
Interval Leisure Group	51,326	(b,d)	572,798
Jack in the Box	63,711	(b,d)	1,195,219
Landry’s Restaurants	14,099	(b)	153,679
Marcus	13,714	(d)	160,454
Monarch Casino & Resort	7,370	(b,d)	51,148
Multimedia Games	18,101	(b)	88,876
O’Charley’s	11,379	(b,d)	79,767
Papa John’s Intl	21,068	(b)	474,030
Peet’s Coffee & Tea	11,018	(b)	374,612
PF Chang’s China Bistro	26,990	(b,d)	787,838
Pinnacle Entertainment	49,475	(b)	418,064
Red Robin Gourmet Burgers	22,764	(b,d)	380,386
Ruby Tuesday	82,381	(b,d)	548,657
Ruth’s Hospitality Group	13,058	(b,d)	40,610
Shuffle Master	38,475	(b,d)	300,490
SONIC	54,731	(b,d)	511,735
Steak n Shake	15,248	(b,d)	177,639
Texas Roadhouse	64,937	(b)	614,953

Total			10,744,891

Household Durables (0.8%)
Ethan Allen Interiors	21,864	(d)	272,425
Helen of Troy	26,409	(b,c)	603,181
Kid Brands	12,126	(b)	60,266
La-Z-Boy	39,185		278,214
M/I Homes	12,670	(b)	141,524
Meritage Homes	29,014	(b)	529,215
Natl Presto Inds	6,213	(d)	540,096
Skyline	4,097	(d)	71,657
Standard Pacific	56,343	(b)	169,029
Universal Electronics	18,948	(b,d)	390,329

Total			3,055,936

Household Products (0.3%)
Central Garden & Pet Cl A	83,882	(b)	793,524
WD-40	13,159	(d)	414,377

Total			1,207,901

Industrial Conglomerates (0.2%)
Standex Intl	18,887		332,034
Tredegar	21,924		298,824

Total			630,858

Insurance (3.1%)
American Physicians Capital	14,527		410,823

Issuer	Shares		Value(a)
Amerisafe	25,603	(b,d)	474,680
Delphi Financial Group Cl A	53,267		1,155,894
eHealth	16,261	(b,d)	231,394
Employers Holdings	53,668	(d)	795,360
Infinity Property & Casualty	10,821		418,448
Natl Financial Partners	59,118	(b)	481,812
Navigators Group	12,618	(b,d)	669,637
Presidential Life	12,846	(d)	119,853
ProAssurance	35,738	(b)	1,796,906
RLI	18,938	(d)	946,900
Safety Insurance Group	19,466		651,527
Selective Insurance Group	61,922		948,645
Stewart Information Services	9,166	(d)	81,944
Tower Group	36,419		895,179
United Fire & Casualty	16,141		282,145
Zenith Natl Insurance	40,534	(d)	1,156,435

Total			11,517,582

Internet & Catalog Retail (0.8%)
Blue Nile	12,677	(b)	761,254
HSN	32,250	(b,d)	481,815
NutriSystem	37,223	(d)	801,038
PetMed Express	22,537	(d)	353,606
Stamps.com	8,880	(b,d)	89,155
Ticketmaster Entertainment	51,383	(b)	495,846

Total			2,982,714

Internet Software & Services (0.9%)
comScore	17,433	(b,d)	267,248
DealerTrack Holdings	34,418	(b,d)	567,209
Infospace	23,098	(b)	197,950
j2 Global Communications	51,719	(b,d)	1,057,654
Knot	18,526	(b,d)	197,672
Perficient	27,667	(b,d)	225,209
United Online	102,006	(d)	816,048

Total			3,328,990

IT Services (1.9%)
CACI Intl Cl A	29,889	(b)	1,423,314
Ciber	106,348	(b)	342,441
CSG Systems Intl	43,091	(b)	704,107
CyberSource	63,023	(b,d)	1,032,317
Forrester Research	10,424	(b)	264,040
Heartland Payment Systems	47,490	(d)	583,652
Integral Systems	32,491	(b,d)	272,924
MAXIMUS	14,994		693,622
StarTek	27,092	(b)	157,134
TeleTech Holdings	33,782	(b)	604,360
Wright Express	43,012	(b,d)	1,200,465

Total			7,278,376

Leisure Equipment & Products (1.2%)
Arctic Cat	30,968		183,950
Brunswick	76,031	(d)	720,774
JAKKS Pacific	36,827	(b,d)	524,048
Nautilus	21,887	(b)	39,178
Polaris Inds	36,039	(d)	1,516,160
Pool	42,099	(d)	824,298

Issuer	Shares		Value(a)
RC2	19,560	(b)	255,454
Sturm, Ruger & Co	28,045	(d)	297,838

Total			4,361,700

Life Sciences Tools & Services (0.8%)
Cambrex	52,636	(b,d)	315,816
Dionex	15,643	(b,d)	1,061,847
Enzo Biochem	22,121	(b)	121,887
eResearchTechnology	25,648	(b,d)	189,795
Kendle Intl	22,214	(b)	374,972
PAREXEL Intl	62,714	(b,d)	785,179

Total			2,849,496

Machinery (4.2%)
Actuant Cl A	63,757	(d)	995,247
Albany Intl Cl A	35,448		590,564
Astec Inds	22,363	(b,d)	514,349
Badger Meter	11,532	(d)	429,798
Barnes Group	37,831	(d)	599,621
Briggs & Stratton	57,185	(d)	1,069,360
Cascade	5,828	(d)	144,768
CIRCOR Intl	17,373		473,414
Clarcor	47,665	(d)	1,402,781
EnPro Inds	26,166	(b,d)	590,828
ESCO Technologies	23,623	(b,d)	927,911
Gardner Denver	53,151	(b)	1,908,652
John Bean Technologies	36,177		594,026
Kaydon	28,240	(d)	988,118
Lindsay	9,792		321,471
Lydall	36,713	(b)	183,565
Mueller Inds	43,700		1,033,942
Robbins & Myers	38,622	(d)	896,030
Toro	35,029	(d)	1,296,774
Watts Water Technologies Cl A	26,202	(d)	740,207

Total			15,701,426

Media (0.3%)
Arbitron	20,351	(d)	441,210
EW Scripps Cl A	50,222	(b,d)	319,412
Live Nation	66,173	(b,d)	440,712

Total			1,201,334

Metals & Mining (0.7%)
AM Castle & Co	18,439	(d)	207,808
AMCOL Intl	20,998	(d)	546,788
Brush Engineered Materials	17,863	(b,d)	329,572
Century Aluminum	62,766	(b,d)	544,181
Olympic Steel	13,708	(d)	346,812
RTI Intl Metals	36,289	(b,d)	751,546

Total			2,726,707

Multiline Retail (0.2%)
Fred’s Cl A	45,335		536,767
Tuesday Morning	63,680	(b)	205,686

Total			742,453

Issuer	Shares		Value(a)
Multi-Utilities (0.5%)
Avista	60,777		1,152,332
CH Energy Group	13,284	(d)	550,090

Total			1,702,422

Oil, Gas & Consumable Fuels (2.2%)
Holly	47,164	(d)	1,368,228
Penn Virginia	40,642		823,001
Petroleum Development	27,083	(b)	452,286
PetroQuest Energy	36,221	(b,d)	222,035
St. Mary Land & Exploration	65,846	(d)	2,245,348
Stone Energy	50,306	(b,d)	771,191
Swift Energy	43,921	(b)	930,247
World Fuel Services	29,309	(d)	1,490,362

Total			8,302,698

Paper & Forest Products (0.8%)
Buckeye Technologies	51,480	(b)	461,261
Clearwater Paper	14,212	(b)	643,377
Deltic Timber	8,710	(d)	370,175
Neenah Paper	8,952	(d)	92,653
Schweitzer-Mauduit Intl	13,568		700,787
Wausau Paper	63,963		560,956

Total			2,829,209

Personal Products (0.3%)
Chattem	17,318	(b,d)	1,097,442
Mannatech	12,800	(d)	43,520

Total			1,140,962

Pharmaceuticals (0.6%)
Par Pharmaceutical Companies	41,127	(b)	862,433
Salix Pharmaceuticals	42,593	(b)	783,285
ViroPharma	91,070	(b)	686,668

Total			2,332,386

Professional Services (0.9%)
Administaff	27,644	(d)	686,124
CDI	22,973		279,811
Exponent	9,095	(b,d)	236,561
Heidrick & Struggles Intl	21,966	(d)	600,990
On Assignment	31,358	(b)	189,402
School Specialty	11,103	(b)	247,042
Spherion	75,781	(b)	375,116
TrueBlue	54,225	(b)	656,123
Volt Information Sciences	17,540	(b,d)	142,249

Total			3,413,418

Real Estate Investment Trusts (REITs) (6.7%)
Acadia Realty Trust	36,804		585,184
BioMed Realty Trust	89,092	(d)	1,208,978
Cedar Shopping Centers	50,470	(d)	306,353
Colonial Properties Trust	57,283		603,190
DiamondRock Hospitality	113,079	(b,d)	860,531
EastGroup Properties	28,669	(d)	1,055,306
Entertainment Properties Trust	39,331	(d)	1,338,041
Extra Space Storage	96,990	(d)	928,194
Franklin Street Properties	60,081		647,673

Issuer	Shares		Value(a)
Healthcare Realty Trust	63,500	(d)	1,322,705
Home Properties	34,307	(d)	1,344,148
Inland Real Estate	65,470	(d)	561,733
Kilroy Realty	42,858	(d)	1,183,738
Kite Realty Group Trust	43,113	(d)	159,949
LaSalle Hotel Properties	68,850	(d)	1,181,466
Lexington Realty Trust	122,203		512,031
LTC Properties	29,002	(d)	688,798
Medical Properties Trust	68,191		545,528
Mid-America Apartment Communities	25,795	(d)	1,130,337
Natl Retail Properties	81,263	(d)	1,574,877
Parkway Properties	23,445	(d)	413,804
Pennsylvania Real Estate Investment Trust	31,366	(d)	229,913
Post Properties	50,125	(d)	826,561
PS Business Parks	16,508	(d)	808,397
Senior Housing Properties Trust	122,888	(d)	2,369,280
Sovran Self Storage	23,390	(d)	704,039
Tanger Factory Outlet Centers	39,488		1,503,308
Urstadt Biddle Properties Cl A	29,324	(d)	433,115

Total			25,027,177

Real Estate Management & Development (0.1%)
Forestar Group	29,617	(b,d)	437,147

Road & Rail (0.8%)
Arkansas Best	29,829	(d)	770,185
Heartland Express	44,973	(d)	611,633
Knight Transportation	51,084	(d)	819,387
Old Dominion Freight Line	26,317	(b,d)	683,979

Total			2,885,184

Semiconductors & Semiconductor Equipment (4.8%)
Actel	18,419	(b,d)	219,554
Advanced Energy Inds	27,840	(b,d)	339,926
ATMI	25,429	(b)	385,249
Brooks Automation	72,115	(b)	496,151
Cabot Microelectronics	22,710	(b,d)	726,266
Cohu	15,524	(d)	176,663
Cymer	34,060	(b)	1,166,214
Cypress Semiconductor	171,862	(b,d)	1,448,797
Diodes	40,097	(b)	656,789
DSP Group	20,451	(b)	118,207
Exar	30,115	(b,d)	207,794
FEI	36,720	(b,d)	874,303
Hittite Microwave	21,760	(b,d)	800,768
Kopin	86,916	(b,d)	385,907
Kulicke & Soffa Inds	94,819	(b,d)	440,908
Micrel	33,676		251,560
Microsemi	90,009	(b)	1,198,020
MKS Instruments	46,898	(b,d)	733,485
Pericom Semiconductor	17,819	(b,d)	167,677
Rudolph Technologies	34,225	(b)	216,987
Sigma Designs	37,290	(b)	447,853
Skyworks Solutions	176,139	(b)	1,837,130
Standard Microsystems	21,280	(b)	409,853
Supertex	11,873	(b,d)	287,920
TriQuint Semiconductor	126,645	(b,d)	682,617
Ultratech	18,608	(b,d)	240,415

Issuer	Shares		Value(a)
Varian Semiconductor Equipment Associates	73,566	(b,d)	2,088,538
Veeco Instruments	32,004	(b)	779,297

Total			17,784,848

Software (2.9%)
Blackbaud	39,998	(d)	887,556
CommVault Systems	35,617	(b,d)	701,655
Concur Technologies	41,246	(b,d)	1,470,007
Ebix	7,427	(b)	457,503
Epicor Software	63,797	(b)	492,513
EPIQ Systems	23,367	(b,d)	294,658
JDA Software Group	31,020	(b)	615,437
Manhattan Associates	22,355	(b,d)	513,047
NetScout Systems	36,104	(b,d)	443,718
Phoenix Technologies	26,857	(b,d)	62,845
Progress Software	45,671	(b)	1,055,000
Radiant Systems	31,275	(b)	307,746
Smith Micro Software	32,087	(b,d)	291,350
Sonic Solutions	24,813	(b,d)	120,591
Take-Two Interactive Software	94,973	(b,d)	1,041,854
Taleo Cl A	25,882	(b)	562,675
THQ	43,559	(b,d)	227,814
Tyler Technologies	21,891	(b,d)	416,367
Websense	51,050	(b)	819,863

Total			10,782,199

Specialty Retail (4.7%)
Big 5 Sporting Goods	26,924	(d)	397,129
Brown Shoe	54,980	(d)	570,143
Buckle	22,718	(d)	681,767
Cabela’s	34,014	(b,d)	427,556
Cato Cl A	26,893	(d)	530,061
Children’s Place Retail Stores	31,381	(b,d)	986,932
Christopher & Banks	56,293	(d)	342,824
Dress Barn	39,377	(b)	710,755
Finish Line Cl A	67,225		681,662
Genesco	27,701	(b)	722,165
Group 1 Automotive	29,840	(d)	758,533
Gymboree	27,070	(b,d)	1,152,370
Haverty Furniture Companies	11,572	(b,d)	140,137
Hibbett Sports	22,059	(b,d)	413,386
Hot Topic	60,995	(b,d)	469,662
Jo-Ann Stores	31,183	(b,d)	830,091
Jos A Bank Clothiers	21,302	(b)	872,956
Lithia Motors Cl A	36,346	(b)	303,126
MarineMax	14,553	(b)	99,106
Men’s Wearhouse	58,571		1,357,089
Midas	8,904	(b,d)	71,766
Monro Muffler Brake	15,598		483,382
OfficeMax	81,599	(b)	932,677
Pep Boys — Manny, Moe & Jack	35,461	(d)	310,993
Sonic Automotive Cl A	53,174		475,376
Stage Stores	36,136		426,405
Stein Mart	16,376	(b)	155,572
Tractor Supply	33,596	(b,d)	1,501,740
Tween Brands	40,570	(b)	344,034
Zale	17,922	(b,d)	84,771
Zumiez	12,973	(b,d)	174,746

Total			17,408,912

Issuer	Shares		Value(a)
Textiles, Apparel & Luxury Goods (2.6%)
Carter’s	55,252	(b)	1,303,947
Crocs	107,568	(b)	654,013
Deckers Outdoor	14,770	(b,d)	1,324,426
Iconix Brand Group	62,959	(b)	734,102
K-Swiss Cl A	34,587	(d)	282,230
Liz Claiborne	117,951	(d)	677,039
Maidenform Brands	13,910	(b)	195,296
Movado Group	16,518	(d)	173,109
Oxford Inds	15,663	(d)	303,079
Perry Ellis Intl	6,704	(b)	91,644
Quiksilver	191,005	(b)	380,100
Skechers USA Cl A	39,606	(b,d)	864,203
True Religion Apparel	22,565	(b,d)	581,500
UniFirst	14,284	(d)	600,928
Volcom	11,359	(b,d)	188,673
Wolverine World Wide	54,776		1,401,170

Total			9,755,459

Thrifts & Mortgage Finance (0.4%)
Bank Mutual	34,465		241,944
Brookline Bancorp	46,795	(d)	458,123
Dime Community Bancshares	19,435	(d)	213,591
Trustco Bank NY	86,062		512,069

Total			1,425,727

Tobacco (0.1%)
Alliance One Intl	118,159	(b,d)	521,081

Trading Companies & Distributors (0.8%)
Applied Industrial Technologies	44,217	(d)	894,510
Kaman	28,884	(d)	596,743
Lawson Products	3,326		51,719
Watsco	29,628	(d)	1,517,547

Total			3,060,519

Water Utilities (0.1%)
American States Water	14,957	(d)	495,825

Wireless Telecommunication Services (0.1%)
USA Mobility	34,187		372,638

Total Common Stocks (Cost: $418,741,598)			$370,621,230

Money Market Fund (0.4%)

	Shares		Value(a)
RiverSource Short-Term Cash Fund, 0.25%	1,503,506	(e)	$1,503,506

Total Money Market Fund (Cost: $1,503,506)			$1,503,506

Investments of Cash Collateral Received for Securities on Loan (28.5%)

	Shares	Value(a)
Cash Collateral Reinvestment Fund (6.2%)
JPMorgan Prime Money Market Fund	22,945,900	$22,945,900

	Coupon	Principal
Issuer	rate	amount	Value(a)
Asset-Backed Commercial Paper (6.6%)
Belmont Funding LLC
11-03-09	0.52%	$2,999,697	$2,999,697
Cancara Asset Securitisation LLC
01-20-10	0.28	4,996,461	4,996,461
Ebbets Funding LLC
11-20-09	0.50	1,499,354	1,499,354
Elysian Funding LLC
11-05-09	0.45	1,999,825	1,999,825
Grampian Funding LLC
12-01-09	0.29	4,998,711	4,998,711
Rheingold Securitization
12-16-09	0.38	3,996,749	3,996,749
Scaldis Capital LLC
11-19-09	0.26	3,999,220	3,999,220

Total			24,490,017

Certificates of Deposit (9.6%)
Bank of Tokyo UFJ London
12-21-09	0.37	3,000,039	3,000,039
Bayrische Hypo-Und Vereinsbank NY
02-01-10	0.43	2,000,000	2,000,000
Clydesdale Bank
12-01-09	0.38	4,996,783	4,996,783
Dexia Credit Local du France
11-09-09	0.43	4,998,149	4,998,149
Fortis Bank NY
12-31-09	0.24	4,000,000	4,000,000
Natixis NY
12-21-09	0.30	4,000,000	4,000,000
NyKredit
01-05-10	0.45	5,000,000	5,000,000
Sumitomo Mitsui Banking Corp Brussels
01-22-10	0.32	4,000,000	4,000,000
Ulster Bank Ireland
12-15-09	0.53	4,000,000	4,000,000

Total			35,994,971

Commercial Paper (2.9%)
BTM Capital
11-06-09	0.38	1,999,261	1,999,261
Citigroup Funding
11-09-09	0.33	3,998,717	3,998,717
KBC Financial Products
11-02-09	0.48	4,997,691	4,997,691

Total			10,995,669

Repurchase Agreements (3.2%)
Morgan Stanley
11-02-09	0.25	2,000,000	2,000,000
11-02-09	0.32	5,000,000	5,000,000
RBS Securities
11-02-09	0.42	5,000,000	5,000,000

Total			12,000,000

	Coupon	Principal
Issuer	rate	amount	Value(a)
Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $106,426,557)			$106,426,557

Total Investments in Securities
(Cost: $526,671,661)(f)			$478,551,293

Investments of Derivatives
At Oct. 31, 2009, $208,000 was held in a margin deposit account as collateral to cover initial margin requirements on open stock index futures contracts.
Futures Contracts Outstanding at Oct. 31, 2009

	Number of			Unrealized
	contracts	Notional	Expiration	appreciation
Contract description	long (short)	market value	date	(depreciation)

Russell 2000 Mini Index	52	$2,921,360	Dec. 2009	$(230,707)
Notes to Portfolio of Investments
(a)  Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated July 31, 2009.
(b)  Non-income producing.
(c)  Foreign security values are stated in U.S. dollars. At Oct. 31, 2009, the value of foreign securities, excluding short-term securities, represented 0.2% of net assets.
(d)  At Oct. 31, 2009, security was partially or fully on loan.
(e)  Affiliated Money Market Fund — The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at Oct. 31, 2009.
(f)  At Oct. 31, 2009, the cost of securities for federal income tax purposes was approximately $526,672,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$43,646,000
Unrealized depreciation	(91,767,000)

Net unrealized depreciation	$(48,121,000)

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements - Valuation of securities in the most recent Semiannual Report dated July 31, 2009.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Oct. 31, 2009:

	Fair value at Oct. 31, 2009
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Equity Securities
Common Stocks (a)	$370,621,230	$—	$—	$370,621,230

Total Equity Securities	370,621,230	—	—	370,621,230

Other
Affiliated Money Market Fund (b)	1,503,506	—	—	1,503,506
Investments of Cash Collateral Received for Securities on Loan (c)	22,945,900	83,480,657	—	106,426,557

Total Other	24,449,406	83,480,657	—	107,930,063

Investments in Securities	395,070,636	83,480,657	—	478,551,293
Other Financial Instruments (d)	(230,707)	—	—	(230,707)

Total	$394,839,929	$83,480,657	$—	$478,320,586

(a)	All industry classifications are identified in the Portfolio of Investments.

(b)	Money market fund that is a sweep investment for cash balances in the Fund at Oct. 31, 2009.

(c)	Asset categories for Investments of Cash Collateral are identified in the Portfolio of Investments.

(d)	Other Financial Instruments are derivative instruments, which are valued at the unrealized appreciation (depreciation) on the instrument. Derivative descriptions are located in the Investments in Derivatives section of the Portfolio of Investments.

Item 2. Control and Procedures.
(a) Based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certification for the Registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	RiverSource Market Advantage Series, Inc.

By	/s/ Patrick T. Bannigan

Patrick T. Bannigan
President and Principal Executive Officer

Date	December 29, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Patrick T. Bannigan

Patrick T. Bannigan
President and Principal Executive Officer

Date	December 29, 2009

By	/s/ Jeffrey P. Fox

Jeffrey P. Fox
Treasurer and Principal Financial Officer

Date	December 29, 2009